Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share
Schedule of earnings per share

		Half year 2018
					Net of tax and	Basic		Diluted
				Non- controlling	non- controlling	earnings		earnings
		Before tax	Tax	interests	interests	per share		per share
		note B1.1	note B4
	Note	£m	£m	£m	£m	pence		pence
Based on operating profit based on longer-term investment returns		2,405	(429)	(1)	1,975	76.8	p	76.7	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(113)	(24)	—	(137)	(5.3)	p	(5.3)	p
Amortisation of acquisition accounting adjustments		(22)	4	—	(18)	(0.7)	p	(0.7)	p
(Loss) attaching to disposal of businesses and corporate transactions		(570)	105	—	(465)	(18.1)	p	(18.1)	p
Based on profit for the period		1,700	(344)	(1)	1,355	52.7	p	52.6	p

		Half year 2017
					Basic		Diluted
					earnings		earnings
		Before tax	Tax	Net of tax	per share		per share
		note B1.1	note B4
	Note	£m	£m	£m	pence		pence
Based on operating profit based on longer-term investment returns		2,358	(563)	1,795	70.0	p	69.9	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(573)	248	(325)	(12.7)	p	(12.7)	p
Amortisation of acquisition accounting adjustments		(32)	6	(26)	(1.0)	p	(1.0)	p
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income		61	—	61	2.4	p	2.4	p
Based on profit for the period		1,814	(309)	1,505	58.7	p	58.6	p

Summary of weighted average number of shares for calculating earnings per share

	Half year	Half year
	2018	2017
Weighted average number of shares for calculation of:	(millions)	(millions)
Basic earnings per share	2,573	2,565
Diluted earnings per share	2,574	2,567